Acquisitions and Other - Summary of Fair Value of Net Identifiable Assets Recognized from Acquisition (Details) - CAD ($) $ in Millions	Oct. 03, 2023	Feb. 01, 2023
Dialogue Health Technologies
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 193
Net assets	32
Net liabilities	(36)
Total identifiable net assets at fair value	189
Goodwill arising on acquisition	161
Non-controlling interest	(78)
Total consideration	$ 272
Advisors Asset Management Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 385
Net assets		44
Deferred tax liability		(100)
Total identifiable net assets at fair value		329
Goodwill arising on acquisition		134
Non-controlling interest		(213)
Total consideration		$ 250